Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Average
			Summary	Average	Value of
	Summary	Compensation	Compensation	Compensation	Initial Fixed
	Compensation	Actually	Table Total	Actually Paid	$100 Investment	Net
	Table Total	Paid to	for Non-PEO	to Non-PEO	Based on	Income (in
	to PEO (1)	PEO (1)	NEOs (1)	NEOs (1)	Company TSR (2)	thousands)
Year	($)	($)	($)	($)	($)	($)

2022	820,768	889,586	597,471	652,170	112.81	3,487
2021	796,459	795,241	567,707	567,547	78.37	11,888

Named Executive Officers, Footnote [Text Block]	The PEO for each year is Kevin J. Roycraft. The non-PEO NEOs for 2022 consist of Tracy E. Ohmart, Wade M. Harrison and Greg L. Mills, and for 2021 consist of Tracy E. Ohmart, Sharon C. Davis, Wade M. Harrison and Greg L. Mills.
PEO Total Compensation Amount	$ 820,768	$ 796,459
PEO Actually Paid Compensation Amount	$ 889,586	795,241
Adjustment To PEO Compensation, Footnote [Text Block]
The table below provides the adjustments to the Summary Compensation Table total compensation to arrive at the compensation actually paid to the PEO and the average for Non-PEO NEOs:

	2021		2022
		Average for		Average for
		Non-PEO		Non-PEO
	PEO	NEOs	PEO	NEOs
	($)	($)	($)	($)

Deduction for amounts reported under the
"Stock Awards" column in the Summary
Compensation Table	(74,250)	(60,046)	(87,355)	(64,533)

Increase based on fair value of awards granted
during the year that vested during the year,
determined as of vesting date	—	—	—	—

Increase based on fair value of awards granted
during applicable year that remain unvested
as of year end, determined as of year end	55,121	44,578	107,653	79,514

Increase/deduction for awards granted during
prior years that were outstanding and unvested
as of applicable year end, determined based on
change in fair value from prior year end to
applicable year end	11,456	9,372	42,840	35,320

Increase/deduction for awards granted during
prior years that vested during applicable year,
determined based on change in fair value from
prior year end to vesting date	6,456	5,936	5,680	4,398

Deduction of fair value of awards granted during
prior years that were forfeited during applicable
Year, determined as of Prior Year End	—	—	—	—

Total Adjustments	(1,217)	(160)	68,818	54,699

Non-PEO NEO Average Total Compensation Amount	$ 597,471	567,707
Non-PEO NEO Average Compensation Actually Paid Amount	$ 652,170	567,547
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
The table below provides the adjustments to the Summary Compensation Table total compensation to arrive at the compensation actually paid to the PEO and the average for Non-PEO NEOs:

	2021		2022
		Average for		Average for
		Non-PEO		Non-PEO
	PEO	NEOs	PEO	NEOs
	($)	($)	($)	($)

Deduction for amounts reported under the
"Stock Awards" column in the Summary
Compensation Table	(74,250)	(60,046)	(87,355)	(64,533)

Increase based on fair value of awards granted
during the year that vested during the year,
determined as of vesting date	—	—	—	—

Increase based on fair value of awards granted
during applicable year that remain unvested
as of year end, determined as of year end	55,121	44,578	107,653	79,514

Increase/deduction for awards granted during
prior years that were outstanding and unvested
as of applicable year end, determined based on
change in fair value from prior year end to
applicable year end	11,456	9,372	42,840	35,320

Increase/deduction for awards granted during
prior years that vested during applicable year,
determined based on change in fair value from
prior year end to vesting date	6,456	5,936	5,680	4,398

Deduction of fair value of awards granted during
prior years that were forfeited during applicable
Year, determined as of Prior Year End	—	—	—	—

Total Adjustments	(1,217)	(160)	68,818	54,699

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Total Shareholder Return Amount	$ 112.81	78.37
Net Income (Loss)	$ 3,487,000	11,888,000
PEO Name	Kevin J. Roycraft
Additional 402(v) Disclosure [Text Block]	The values disclosed in the Company TSR (or total shareholder return) column represent the measurement period value of an investment of $100 in our common shares as of December 31, 2020, and then valued again, assuming the reinvestment of dividends, on each of December 31, 2021 and December 31, 2022.
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 68,818	(1,217)
PEO [Member] | Deduction For Amounts Reported Under Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(87,355)	(74,250)
PEO [Member] | Increase Based On Fair Value Of Awards Granted, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Increase Based On Fair Value Of Awards Granted That Remained Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	107,653	55,121
PEO [Member] | Increase/Deduction For Awards Granted Based On Change In Fair Value To Applicable Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	42,840	11,456
PEO [Member] | Increase/Deduction For Awards Granted Based On Change In Fair Value To Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,680	6,456
PEO [Member] | Deduction Of Fair Value Of Awards Granted and Forfeited During Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	54,699	(160)
Non-PEO NEO [Member] | Deduction For Amounts Reported Under Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(64,533)	(60,046)
Non-PEO NEO [Member] | Increase Based On Fair Value Of Awards Granted, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member] | Increase Based On Fair Value Of Awards Granted That Remained Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	79,514	44,578
Non-PEO NEO [Member] | Increase/Deduction For Awards Granted Based On Change In Fair Value To Applicable Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	35,320	9,372
Non-PEO NEO [Member] | Increase/Deduction For Awards Granted Based On Change In Fair Value To Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,398	5,936
Non-PEO NEO [Member] | Deduction Of Fair Value Of Awards Granted and Forfeited During Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0